Long-Term Time Deposits and Held-to-Maturity Investments	12 Months Ended
Dec. 31, 2023
Schedule of Investments [Abstract]
Long-Term Time Deposits and Held-to-Maturity Investments
5.	LONG-TERM TIME DEPOSITS AND HELD-TO-MATURITY INVESTMENTS
Long-term time deposits and
held-to-maturity
securities were mainly deposits in commercial banks with maturities of greater than one year and wealth management products issued by commercial banks and other financial institutions for which the Group has the positive intent and ability to hold those securities to maturity with maturities of greater than one year.
During the years ended December 31, 2021, 2022 and 2023, the Group recorded interest income from its long-term held-to-maturity
investments of RMB326 million, RMB585 million and RMB1.3 billion (US$177 million) in the consolidated statements of comprehensive income, respectively.
Long-term time deposits and
held-to-maturity
investments classification as of December 31, 2022 and 2023 were shown as below:

	As of December 31, 2022
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Long-term time deposits and held-to-maturity investments	23,629	170	(111)	23,688

	As of December 31, 2023
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Long-term time deposits and held-to-maturity investments	24,666	261	(55)	24,872	3,503
The following table summarizes the amortized cost of
long-term
time deposits and
held-to-maturity
investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Due in 1 year through 2 years	11,089	22,303	3,141
Due in 2 years through 3 years	12,240	2,063	291
Due in 3 years through 5 years	300	300	42

Total	23,629	24,666	3,474